S-K 1603(a) SPAC Sponsor	May 29, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor Name	Wilco 63 Holding LLC
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under the laws of the state of Nevada and other applicable law, our sponsor’s business is focused on investing in our company.